Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Mar. 01, 2017	[2]
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rate		6.60%		6.60%
Expenses discounted using weighted average interest rates		4.80%		4.60%
Reserve for short duration contracts		$ 70		$ 72
Reinsurance ceded description		Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.
Reversion period		3 years
Percentage of assumption for net separate account investment performance		6.25%
Fixed maturity securities priced using external source data		99.00%		99.00%
Fixed maturity securities priced using independent pricing services		85.00%		86.00%
Agreements require a minimum of fair value		102.00%
Fair value of securities received as collateral and recorded off balance sheet		$ 43		$ 331
Fair value of loaned securities		$ 348		541
Loans delinquent period		90 days
Valuation allowance for policy loan		$ 0
Government agency discount notes maturity period		12 months
Unfunded commitments, equity method investments		$ 787		495
Carrying value of investments in limited partnerships		582		362
LIHTC Funds Sold		$ 1,700		$ 1,500
Cumulative yields after tax maturity		2036
Effective period of Guarantees		15 years		15 years
Maximum amount payment to investors under guarantees		$ 987
Net assets of all consolidated VIEs		$ 738		$ 667
Cash and cash equivalents liquid investments maturities period		Less than three months
Goodwill		$ 269	[1]	200	[1]	$ 200	[1]	$ 69
Addition to goodwill		69		0
Impairment to goodwill		$ 0		$ 0		$ 0
Corporate tax rate		35.00%		35.00%		35.00%
Recognized federal income tax benefit from 2017 tax cuts and job act		$ 530
Percentage of AMT credit refundable		50.00%
Reclassified tax credit forward AMT		$ 253
Government fee on reclassification of AMT		11
Deferred tax assets		1,401		$ 1,939
Deferred tax liabilities		$ 1,871		$ 2,391
Company's life insurance		3.00%		3.00%		3.00%
Life insurance policies		31.00%		33.00%		35.00%
Other [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other long-term investments		$ 680		$ 614
Other Assets [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other assets		189		77
Other Liabilities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other liabilities		158		67
Life insurance [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Deferred tax assets		134
Deferred tax liabilities		134
Net deferred liabilities		0
Scenario, Forecast [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Corporate tax rate	21.00%
Federal Home Loan Bank Borrowings [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Amount of collateralized funding agreements outstanding		2,000		2,300
Federal Home Loan Bank stock held		$ 47		$ 47

[1]	The goodwill balances have not been previously impaired.
[2]	Included in other assets in the consolidated balance sheets.